Net Loss Per Share (Details) - Schedule of antidilutive and reduce the net loss per common stock - shares	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Schedule of antidilutive and reduce the net loss per common stock [Abstract]
Series A preferred stock		8,000	8,000	4,646,698	8,000	8,000
Bridge Debentures			3,272
Public and private warrants	10,378,750
Assumed warrants	1,905,853		3,281,250	1,905,853
Assumed options	2,965,500			2,965,500
Total antidilutive shares	15,250,103	29,882	19,684	24,088,202	19,255	8,000
2021 Bridge Debentures [Member]
Schedule of antidilutive and reduce the net loss per common stock [Abstract]
Bridge Debentures		6,596		6,759,642	3,272
2022 Bridge Debentures [Member]
Schedule of antidilutive and reduce the net loss per common stock [Abstract]
Bridge Debentures		6,899		7,810,509